Loans and financing - Summary of Loan and Financing Operations (Detail) € in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Total	$ 3,279	$ 6,359	$ 11,030
Current	2,087	1,585
Non-current	1,192	4,774
BNDES
Disclosure of detailed information about borrowings [line items]
Total	891	1,719
Itau
Disclosure of detailed information about borrowings [line items]
Total	2,388	4,098		$ 7,782	€ 6,909
Totvs
Disclosure of detailed information about borrowings [line items]
Total	$ 0	$ 542